Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based awards
Share-based compensation expense	¥ 16,082	¥ 13,028	¥ 2,844
Cost of revenue
Share-based awards
Share-based compensation expense	4,003	4,176	1,154
Product development expenses
Share-based awards
Share-based compensation expense	5,703	3,876	795
Sales and marketing expenses
Share-based awards
Share-based compensation expense	1,963	1,235	189
General and administrative expenses
Share-based awards
Share-based compensation expense	4,413	3,741	¥ 706
Share based awards relating to Ant Financial Services
Share-based awards
Unamortized compensation costs	¥ 2,542
Weighted average period over which unamortized compensation costs expected be recognized	1 year 8 months 12 days
Share-based compensation expense	¥ 5,506	¥ 3,788